Accounts Receivable - Ageing of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable
Net	$ 45,609	$ 73,383
Arose from EPC service revenue
Accounts Receivable
Gross	36,480	75,950
Allowance	(18,487)	(35,628)
Arose from other revenues
Accounts Receivable
Gross	29,695	33,986
Allowance	(2,079)	(925)
Accounts Receivable
Accounts Receivable
Gross	66,175	109,936
Allowance	(20,566)	(36,553)
Net	45,609	73,383
Account Receivables, Current
Accounts Receivable
Gross	9,077	26,054
Allowance		(60)
Net	9,077	25,994
Account Receivables, 0-90 days past due
Accounts Receivable
Gross	6,817	65,737
Allowance		(22,664)
Net	6,817	43,073
Account Receivables, 91-180 days past due
Accounts Receivable
Gross	9,379	3,488
Net	9,379	3,488
Account Receivables, 181-365 days past due
Accounts Receivable
Gross	3,516	582
Allowance	(487)
Net	3,029	582
Account Receivables, over 1 year past due
Accounts Receivable
Gross	37,386	14,075
Allowance	(20,079)	(13,829)
Net	$ 17,307	$ 246